Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases
Leases - Operating Leases

The table below provides the total amount of lease payments for the next five years on an undiscounted basis on the Company’s chartered-in contracts as of December 31, 2025:

Period	Amount
2026	$38,251
2027	37,463
2028	36,981
2029	35,756
2030	34,639
2031 and thereafter	79,040
Total	$262,130
Operating lease liabilities, including current portion	$214,996
Discount based on incremental borrowing rate	$47,134

Leases - Finance Leases

The table below provides the total amount of lease payments and options to acquire vessels for the next five years on an undiscounted basis under the Company’s finance leases as of December 31, 2025:

Period	Amount
2026	$65,634
2027	33,296
2028	33,172
2029	49,248
2030	28,894
2031 and thereafter	254,738
Total	$464,982
Finance lease liabilities, including current portion (see Note 10 – Borrowings)	$329,860
Discount based on incremental borrowing rate	$135,122